Share Capital (Tables)	12 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Movement in Fully Paid Ordinary Shares
The movement in ordinary fully paid shares during the year is as follows:

	2026 No. shares	2025 No. shares	2024 No. shares
At the beginning of the financial year	11,543,296,014	10,293,296,014	10,039,138,024
Shares issued – pre-share consolidation	13,721,852,304	1,250,000,000	204,157,990
Reduction in ordinary fully paid shares on consolidation (1)	(25,096,689,477)	–	–
Shares issued – post-share consolidation	24,670,928	–	–
Employee share awards vested	1,301,917	–	10,000,000
Exercise of options	255,830	–	40,000,000
Movement in treasury shares under Employee Share Plans	(671,487)	–	–
At the end of the financial year	194,016,029	11,543,296,014	10,293,296,014
Comprising:
Shares held by the public	193,020,849	11,293,296,014	10,293,296,014
Treasury shares	995,180	250,000,000	–

	2026 $’000	2025 $’000	2024 $’000
At the beginning of the financial year	586,472	561,903	535,385
Shares issued (2)	259,792	25,899	25,413
Shares issued on acquisition of subsidiaries, operations and joint operations	196,624	–	–
Employee share awards vested	4,306	–	1,186
Transaction costs associated with share issues	(9,144)	(1,330)	(81)
At the end of the financial year	1,038,050	586,472	561,903

(1)	On 22 September 2025, the Company consolidated the number of shares on issue on a 150:1 basis, resulting in the conversion of every 150 shares into one share.
(2)	Amount reported for the year ended 30 June 2026 includes non-cash share issuances totalling 854,276 ordinary fully paid shares for consideration of $5.9 million (2025 and 2024: Nil).

Movement in Options
The movement in options during the year is as follows:

	2026 No. options	2025 No. options	2024 No. options
At the beginning of the financial year	2,234,482	12,234,482	42,234,482
Granted during the year – pre-share consolidation	408,541,913	–	10,000,000
Reduction in options on consolidation(1)	(408,037,885)	–	–
Granted during the year – post-share consolidation	7,486,535	–	–
Exercised during the year	(255,830)	–	(40,000,000)
Forfeited / lapsed during the year	(14,897)	(10,000,000)	–
At the end of the financial year	9,954,318	2,234,482	12,234,482
Comprising:
Listed options	–	–	–
Unlisted options	9,954,318	2,234,482	12,234,482

(1)
On 22 September 2025, the Company consolidated the number of options on issue on a 150:1 basis, resulting in the conversion of every 150 options into one option. The exercise price of the options was adjusted in inverse proportion to the consolidation ratio.